Fees Summary	Apr. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 803,000.00
Previously Paid Amount	0.00
Total Fee Amount	110.89
Total Offset Amount	0.00
Net Fee	110.89
Narrative - Max Aggregate Offering Price	$ 803,000.00
Final Prospectus	true